Inventories and property, plant and equipment	3 Months Ended
Mar. 31, 2012
Inventories and property, plant and equipment
5.	Inventories and property, plant and equipment

Inventories consist of:

In millions	March 31, 2012	December 31, 2011
Raw materials	$155	$156
Production materials, stores and supplies	88	85
Finished and in-process goods	402	338

	$645	$579

Property, plant and equipment is net of accumulated depreciation of:

In millions	March 31, 2012	December 31, 2011
Accumulated depreciation	$3,660	$3,579